Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Convertible Debt [Member]	Dec. 31, 2013 Accrued Interest [Member]	Dec. 31, 2013 Derivative Liability [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2013 Common Stock [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities gain	$ 0	$ 51,456
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares						174,578	261,665
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value			$ 1,500,000	$ 179,612	$ 673,736		$ 26